Pension and Other Post-Employment Benefits (Weighted Average Assumptions Used) (Details)	Dec. 31, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.50%	3.75%
Rates of Increase in Compensation Levels	3.99%	3.99%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.45%	3.55%
Rates of Increase in Compensation Levels	6.38%	6.32%